Defined benefit plan - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Expense recognized in profit or loss		$ 902	$ 817	$ 395
Expense recognized in other comprehensive income		$ 457	$ (858)	$ (678)
Weighted average duration of defined benefit obligation		18 years 2 months 12 days	18 years 3 months 18 days	20 years 3 months 18 days
Estimate of contributions expected to be paid to plan for next annual reporting period		$ 787
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption		0.25%	0.25%	0.25%
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%	0.25%
(Decrease) increase in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 602	$ 528	$ 286
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 643	$ 567	$ 308
Actuarial assumption of expected rates of salary increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption		0.25%	0.25%	0.25%
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%	0.25%
(Decrease) increase in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 76	$ 75	$ 58
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 75	$ 73	$ 57
Actuarial assumption of expected rates of pension increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%	0.25%
(Decrease) increase in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 330	$ 286	$ 135
Therachon Holding AG (Parent Group) | Apraglutide segment
Disclosure of defined benefit plans [line items]
Expense recognized in other comprehensive income				$ 70
Group Swiss Pension Plan | Apraglutide segment
Disclosure of defined benefit plans [line items]
Expense recognized in profit or loss	$ 51
Group Swiss Pension Plan | Therachon Holding AG (Parent Group)
Disclosure of defined benefit plans [line items]
Expense recognized in profit or loss	$ 260